UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2006
                                              ----------------------

Check here if Amendment [ ];     Amendment Number: ____________
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:          Blenheim Capital Management, L.L.C.
               ----------------------------------------
Address:       2 Worlds Fair Drive, 3rd Floor
               ----------------------------------------
               Somerset, New Jersey  08873
               ----------------------------------------

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Joseph  F.  Esposito
               -------------------------
Title:         Senior  Vice  President
               -------------------------
Phone:         (732)  302-0238
               -------------------------

Signature, Place, and Date of Signing:

s/Joseph F. Esposito           Somerset, New Jersey       February 14, 2007
-----------------------       ----------------------    ----------------------

[Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F  NOTICE.  (Check  here if  no holdings  reported are in this report,
        and  all  holdings  are  reported  by  other  reporting     manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form  13F  File  Number  Name

28-12205         Summit  Global  Management,  Inc.
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
                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                        0
                                         ------------------

Form 13F Information Table Entry Total:                 41*
                                         ------------------
Form 13F Information Table Value Total:        168,434,850*
                                         ------------------

*Blenheim has requested Confidential Treatment from the Commission on 15 entries on its 13F Informational Table. The Table Total Value listed above does not reflect these 15 entries, but rather only the 25 positions listed on the Information Table. Upon rejection of Blenheim's request, or upon the expiration of the period of Confidential Treatment, Blenheim will file an Amended 13F consistent with SEC regulations supplying the information on those 15 entries.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS 13F REPORT AND HAS BEEN FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

                                               FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
CONFIDENTIAL TREATMENT
REQUESTED                       CONFIDENTIAL    CONFIDEN  CONFIDEN CONFID  CON CON  CONFID  CONFIDE    CON   CON   CON
CONFIDENTIAL TREATMENT
REQUESTED                       CONFIDENTIAL    CONFIDEN  CONFIDEN CONFID  CON CON  CONFID  CONFIDE    CON   CON   CON
CONFIDENTIAL TREATMENT
REQUESTED                       CONFIDENTIAL    CONFIDEN  CONFIDEN CONFID  CON CON  CONFID  CONFIDE    CON   CON   CON
CONFIDENTIAL TREATMENT
REQUESTED                       CONFIDENTIAL    CONFIDEN  CONFIDEN CONFID  CON CON  CONFID  CONFIDE    CON   CON   CON
CONFIDENTIAL TREATMENT
REQUESTED                       CONFIDENTIAL    CONFIDEN  CONFIDEN CONFID  CON CON  CONFID  CONFIDE    CON   CON   CON
CONFIDENTIAL TREATMENT
REQUESTED                       CONFIDENTIAL    CONFIDEN  CONFIDEN CONFID  CON CON  CONFID  CONFIDE    CON   CON   CON
CONFIDENTIAL TREATMENT
REQUESTED                       CONFIDENTIAL    CONFIDEN  CONFIDEN CONFID  CON CON  CONFID  CONFIDE    CON   CON   CON
CONFIDENTIAL TREATMENT
REQUESTED                       CONFIDENTIAL    CONFIDEN  CONFIDEN CONFID  CON CON  CONFID  CONFIDE    CON   CON   CON
CONFIDENTIAL TREATMENT
REQUESTED                       CONFIDENTIAL    CONFIDEN  CONFIDEN CONFID  CON CON  CONFID  CONFIDE    CON   CON   CON
CONFIDENTIAL TREATMENT
REQUESTED                       CONFIDENTIAL    CONFIDEN  CONFIDEN CONFID  CON CON  CONFID  CONFIDE    CON   CON   CON
CONFIDENTIAL TREATMENT
REQUESTED                       CONFIDENTIAL    CONFIDEN  CONFIDEN CONFID  CON CON  CONFID  CONFIDE    CON   CON   CON
CONFIDENTIAL TREATMENT
REQUESTED                       CONFIDENTIAL    CONFIDEN  CONFIDEN CONFID  CON CON  CONFID  CONFIDE    CON   CON   CON
CONFIDENTIAL TREATMENT
REQUESTED                       CONFIDENTIAL    CONFIDEN  CONFIDEN CONFID  CON CON  CONFID  CONFIDE    CON   CON   CON
CONFIDENTIAL TREATMENT
REQUESTED                       CONFIDENTIAL    CONFIDEN  CONFIDEN CONFID  CON CON  CONFID  CONFIDE    CON   CON   CON
CONFIDENTIAL TREATMENT
REQUESTED                       CONFIDENTIAL    CONFIDEN  CONFIDEN CONFID  CON CON  CONFID  CONFIDE    CON   CON   CON
ARCH COAL INC                  Common Stock     039380100  6006000  200000 SH       Sole             200000      0    0
ARCHER-DANIELS-MIDLAND CO      Common Stock     039483102  6392000  200000 SH       Sole             200000      0    0
AK STEEL HLDG                  Common Stock     001547108  3380000  200000 SH       Sole             200000      0    0
ANADARKO PETROLEUM CORP        Common Stock     032511107  3481600   80000 SH       Sole              80000      0    0
PEABODY ENERGY CORP            Common Stock     704549104 18184500  450000 SH       Sole             450000      0    0
CATERPILLAR                    Common Stock     149123101  3066500   50000 SH       Sole              50000      0    0
CLEVELAND-CLIFFS INC           Common Stock     185896107  4844000  100000 SH       Sole             100000      0    0
DEERE                          Common Stock     244199105 40404750  425000 SH       Sole             425000      0    0
DRYSHIPS INC                   Common Stock     Y2109Q101  2701500  150000 SH       Sole             150000      0    0
DEVON ENERGY CORP COM          Common Stock     25179M103 10062000  150000 SH       Sole             150000      0    0
ENCANA CORP                    Common Stock     292505104  5743750  125000 SH       Sole             125000      0    0
EAGLE MATERIALS INC            Common Stock     26969P108  3890700   90000 SH       Sole              90000      0    0
FREEPORT-MCMORAN COPPER        Class B          35671D857  5573000  100000 SH       Sole             100000      0    0
FRONTEER DEVELOPMENT GROUP     Common Stock     35903Q106  2300000  250000 SH       Sole             250000      0    0
HALLIBURTON                    Common Stock     406216101  3881250  125000 SH       Sole             125000      0    0
HESS CORP                      Common Stock     42809H107  4957000  100000 SH       Sole             100000      0    0
IVANHOE MINES LTD              Common Stock     46579N103  1966000  200000 SH       Sole             200000      0    0
LOUISIANA-PACIFIC CORP         Common Stock     546347105  7212550  335000 SH       Sole             335000      0    0
LONE STAR TECHNOLOGIES INC     Common Stock     542312103  6051250  125000 SH       Sole             125000      0    0
METAL MANAGEMENT INC           Common Stock     591097209  1324750   35000 SH  Call Sole              35000      0    0
SCHNITZER STEEL INDUSTRIES INC Common Stock     806882106  2977500   75000 SH       Sole              75000      0    0
SUNTECH POWER HOLDINGS CO LTD  ADR              86800C104  3401000  100000 SH       Sole             100000      0    0
SUNOCO INC(FORMERLY SUN CO)    Common Stock     86764P109  4677000   75000 SH       Sole              75000      0    0
TEEKAY SHIPPING                Common Stock     Y8564W103  5452500  125000 SH  Call Sole             125000      0    0
VALERO ENERGY CORP             Common Stock     91913Y100  7674000  150000 SH       Sole             150000      0    0
YRC WORLDWIDE INC              Common Stock     984249102  2829750   75000 SH       Sole              75000      0    0

*Blenheim hereby requests that the Form 13F and all documents submitted with its 13F and Request for Confidential Treatment, including but not limited to this document, be subject to and treated as Confidential by the Commission.